Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2020
Cash equivalents [abstract]
Cash and Cash Equivalents
16.	Cash and Cash Equivalents
Components of cash and cash equivalents as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Cash and deposits	216,962	217,049
Certificates of deposits	61,352	142,203

Total	278,314	359,252